Nature of Operations	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Bantec, Inc. is a company providing products and services (“Bantec” or the “Company”), targeting the U.S. Government, state governments, municipalities, hospitals, universities, manufacturers and other building owners. Bantec provides product procurement, distribution, and logistics services through its wholly-owned subsidiary, Howco Distributing Co. (“Howco”) to the U.S. Department of Defense and Defense Logistics Agency. The Company established Bantec Sanitizing, LLC in fiscal 2021, which offers sanitizing products and equipment through its online store – bantec.store. The Company has operations based in Sparta, New Jersey and Vancouver, Washington. Howco operates in Vancouver, Washington and all other operations are in Sparta, New Jersey. The Company continues to seek strategic acquisitions and partnerships that would offer it an opportunity to grow sales and profit.

NOTE 1 - NATURE OF OPERATIONS

Bantec, Inc. is a company providing products and services (“Bantec” or the “Company”), targeting the U.S. Government, state governments, municipalities, hospitals, universities, manufacturers and other building owners. Bantec provides product procurement, distribution, and logistics services through its wholly-owned subsidiary, Howco Distributing Co. (“Howco”) to the U.S. Department of Defense and Defense Logistics Agency. The Company established Bantec Sanitizing, LLC in fiscal 2021, which offers sanitizing products and equipment through its online store – bantec.store. The Company has operations based in Sparta, New Jersey and Vancouver, Washington. Howco operates in Vancouver, Washington and all other operations are in Sparta, New Jersey. The Company continues to seek strategic acquisitions and partnerships that would offer it an opportunity to grow sales and profit.

On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.